Schedule of Ordinary Share Issued and Fully Paid (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Ordinary share - issued and fully paid shares, beginning of the period	215,056,881	210,889,961	180,202,285
Ordinary share - issued and fully paid value, beginning of the period	$ 143,972,570	$ 142,986,671	$ 125,713,259
Contributions of equity, shares	56,880,000	4,166,669	27,228,501
Contributions of equity	$ 8,472,091	$ 1,000,005	$ 19,059,988
- Shares issued on conversion of options, shares	14,460,420	251	100,185
- Shares issued on conversion of options, value	$ 2,787,281	$ 176	$ 40,130
- Shares issued on conversion of conversion of cashless options, shares			3,358,990
Shares issued on conversion of conversion of cashless options, value
Ordinary share - Shares issued for services rendered, shares	1,592,472
Ordinary share -Shares issued for services rendered	$ 323,395
Shares issued for conversion of Nebari convertible debt, shares	35,007,644
Shares issued for conversion of Nebari convertible debt	$ 13,076,290
Share issue costs - share based payments, shares
Share issue costs - share based payments	$ (180,890)		$ (636,670)
Share issue costs - cash payments, shares
Share issue costs - cash payments	$ (1,414,459)	$ (14,282)	$ (1,190,036)
Ordinary share - issued and fully paid shares, ending of the period	322,997,417	215,056,881	210,889,961
Ordinary share - issued and fully paid value, ending of the period	$ 167,036,279	$ 143,972,570	$ 142,986,671